Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents
Trade accounts receivable, net of provision of $1,187 and $1,389 as of December 31, 2011 and December 31, 2010, respectively	2,671	482
Due from related parties	74
Insurance claims	4
Inventories (Note 7)		660
Advances to various creditors	152	95
Prepayments and other (Note 8)	1,551	2,183
Vessel Held for Sale (Note 4)	10,414
Total current assets	14,866	3,420
FIXED ASSETS:
Vessels, net (Notes 9 and 10)	265,019	595,736
Other fixed assets, net (Note 5)	3,161	4,748
Total fixed assets	268,180	600,484
OTHER NON CURRENT ASSETS:
Other Long Term Receivable (Note 21)	1,841	0
Deferred vessel lease payments (Note 6)		543
Restricted cash (Note 11)	11,486	17,644
Total assets	296,373	622,091
CURRENT LIABILITIES:
Current portion of debt (Note 11)	173,980	337,377
Debt related to Vessel held for sale (Note 11)	19,769
Current portion of financial instruments (Note 19)	8,467	12,938
Due to related parties	1,563	1,797
Accounts payable	8,156	4,542
Accrued liabilities	5,682	4,876
Unearned revenue	2,072	5,079
Total current liabilities	219,689	366,609
Total liabilities	219,690	366,609
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 3,420,067 and 17,147,534 shares issued and outstanding at December 31, 2010 and December 31, 2011 respectively (Note 13)	171	34
Additional paid-in capital (Note 13)	292,583	282,406
Accumulated other comprehensive income	37	37
Accumulated deficit	(216,107)	(26,995)
Total stockholders' equity	76,684	255,482
Total liabilities and stockholders' equity	$ 296,373	$ 622,091